Subsequent Events (Q1) (Details) $ in Millions				3 Months Ended
	May 07, 2024 USD ($) ft²	Apr. 08, 2024 shares	Apr. 04, 2024	Mar. 31, 2024 shares	Feb. 28, 2024 ft²	Dec. 31, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)				5,515,836		5,397,597
Frederick Lease Agreement
Subsequent Event [Line Items]
Area of office space leased | ft²					19,199
Series A Preferred Stock
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)				534,260.839		0
Common stock
Subsequent Event [Line Items]
Conversion of securities (in shares)				65,681
Common stock, shares outstanding (in shares)				5,515,836		5,397,597	5,114,269	5,101,459	123,622,965	108,071,249
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split conversion ratio			0.0333
Convertible preferred stock, shares that did not automatically convert (in shares)		166,341.592
Convertible preferred stock, common stock issuable upon conversion (in shares)		5,544,719
Common stock, shares outstanding (in shares)		17,779,787
Common stock, shares outstanding if preferred stock were converted (in shares)		23,324,506
Subsequent Event | Frederick Lease Agreement
Subsequent Event [Line Items]
Area of office space leased | ft²	7,842				19,199
Additional annual base rent for first year | $	$ 0.3
Base rent upward annual adjustment percentage after first year	3.00%
Subsequent Event | Series A Preferred Stock
Subsequent Event [Line Items]
Conversion of securities (in shares)		(367,919.247)
Subsequent Event | Common stock
Subsequent Event [Line Items]
Conversion of securities (in shares)		12,263,951